Consolidated Balance Sheets - USD ($)	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Current assets:
Cash	$ 900,000	$ 2,706,000	$ 121,000
Accounts receivable	997,000	946,000	80,000
Inventories, net	3,618,000	1,512,000	1,566,000
Other current assets	141,000	92,000	69,000
Total current assets	5,656,000	5,256,000	1,836,000
Other assets	26,000	26,000	26,000
Property, plant and equipment, net	242,000	87,000	59,000
Total assets	5,924,000	5,369,000	1,921,000
Current liabilities:
Accounts payable	1,614,000	417,000	367,000
Accrued expenses	712,000	474,000	259,000
Line of credit - related party	3,405,000	10,380,000	5,185,000
Convertible promissory note - related party	0	500,000	500,000
Capital lease payable	29,000	0	0
Accrued interest	384,000	931,000	239,000
Total current liabilities	6,144,000	12,702,000	6,550,000
Long term liabilities:
Capital lease payable	36,000	0	0
Customer deposits from related party	89,000	102,000	120,000
Total liabilities	6,269,000	12,804,000	6,670,000
Commitments and contingencies (Note 14)
Stockholders’ deficit:
Preferred stock	0	0	0
Common stock	51,000	31,000	25,000
Additional paid-in capital	35,405,000	19,196,000	14,923,000
Accumulated deficit	(35,801,000)	(26,662,000)	(19,697,000)
Total stockholders’ deficit	(345,000)	(7,435,000)	(4,749,000)
Total liabilities and stockholders’ deficit	$ 5,924,000	$ 5,369,000	$ 1,921,000